Document and Entity Information	May 14, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2025
Entity Registrant Name	CLIMB BIO, INC.
Entity Central Index Key	0001768446
Entity File Number	001-40708
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2273741
Entity Address, Address Line 1	20 William Street
Entity Address, Address Line 2	Suite 145
Entity Address, City or Town	Wellesley Hills
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02481
City Area Code	866
Local Phone Number	857-2596
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CLYM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false